UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	The High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2008

Date of reporting period:	05/31/2008

Item 1. Schedule of Investments

The High Yield Income Fund, Inc.

Schedule of Investments

as of May 31, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 137.4%
CORPORATE BONDS 136.4%
Aerospace/Defense 3.8%
DRS Technologies, Inc.,
Gtd. Notes	B1	6.625%	2/01/16	$200		$208,500
Gtd. Notes	B3	7.625	2/01/18	400		431,000
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	300		305,250
L-3 Communications Corp.,
Gtd. Notes	Ba3	7.625	6/15/12	400		407,500
Gtd. Notes, Ser. B	Ba3	6.375	10/15/15	300		289,125
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.25	1/15/15	300		289,500
Sr. Sub. Notes, 144A	Ba3	7.25	6/15/18	200		201,500
TransDigm, Inc., Gtd. Notes	B3	7.75	7/15/14	150		153,375

						2,285,750

Airlines 0.2%
AMR Corp., M.T.N., Notes, Ser. B	B-(d)	10.40	3/10/11	100		80,000
Continental Airlines, Inc., Pass-Thru Certs., Ser. 1998-1, Class B (Sinkable, expected maturity 3/15/17)	Ba2	6.748	3/15/17	55		48,603

						128,603

Automotive 2.9%
Ford Motor Credit Co., Notes	B1	7.875	6/15/10	780		739,110
General Motors Corp.,
Notes	Caa1	7.20	1/15/11	615		516,600
Sr. Notes	Caa1	7.125	7/15/13	50		38,000
Lear Corp., Gtd. Notes, Ser. B	B3	8.75	12/01/16	125		113,438
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25	3/15/17	250		233,750
Visteon Corp., Sr. Notes	Caa2	7.00	3/10/14	135		89,775

						1,730,673

Banking 0.6%
Halyk Savings Bank of Kazakhstan (Kazakhstan), Notes, 144A	Baa3	8.125	10/07/09	100	(c)	102,000
Kazkommerts International BV (Netherlands), 144A
Gtd. Notes	Ba1	7.00	11/03/09	105	(c)	102,186
Gtd. Notes	Ba1	8.50	4/16/13	205	(c)	187,924

						392,110

Building Materials & Construction 0.5%
Beazer Homes USA, Inc., Gtd. Notes	B2	8.625	5/15/11	110		99,000
KB Home, Notes	Ba1	6.375	8/15/11	150		143,625
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50	9/01/14	100		70,000

						312,625

Cable 8.1%
Charter Communications Holdings I LLC,
Gtd. Notes	Caa3	10.00	5/15/14	99		62,370
Gtd. Notes	Caa3	11.125	1/15/14	198		126,720
Gtd. Notes	Caa3	11.75	5/15/14	500		330,000
Gtd. Notes	NR	11.00	10/01/15	4		3,390
Sec’d. Notes	Caa3	11.00	10/01/15	300		255,000
CSC Holdings, Inc.,
Bank Loan	Ba1	3.265	2/24/12	1,948	(f)	1,847,992
Debentures	B1	7.625	7/15/18	100		94,000
Debentures	B1	7.875	2/15/18	50		47,750
Sr. Notes, Ser. B	B1	7.625	4/01/11	25		25,000
Mediacom Broadband LLC, Sr. Notes	B3	8.50	10/15/15	125		113,438
Mediacom LLC., Sr. Notes	B3	9.50	1/15/13	80		76,400
NTL Cable PLC (United Kingdom), Sr. Notes	B2	9.125	8/15/16	400		392,000
Shaw Communications, Inc. (Canada),
Sr. Notes	Ba1	7.20	12/15/11	300		308,625
Sr. Notes	Ba1	8.25	4/11/10	600		621,000
Videotron Ltee, (Canada),
Gtd. Notes	Ba2	6.375	12/15/15	100		95,500
Gtd. Notes	Ba2	6.875	1/15/14	208		205,400
Sr. Notes, 144A	Ba2	9.125	4/15/18	275		294,250

						4,898,835

Capital Goods 12.2%
Actuant Corp., Gtd. Notes	Ba2	6.875	6/15/17	125		125,313
ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	225		210,938
Allied Waste North America, Inc.,
Sec’d. Notes, Ser. B	B1	5.75	2/15/11	450		440,437
Sr. Notes	B1	7.25	3/15/15	95		94,288
Sr. Sec’d. Notes	B1	6.375	4/15/11	250		247,813
Ashtead Capital, Inc., Notes, 144A	B1	9.00	8/15/16	475		422,750
Ashtead Holdings PLC (United Kingdom),
Sec’d. Notes, 144A	B1	8.625	8/01/15	150	(c)	130,500
Baldor Electric Co., Gtd. Notes	B3	8.625	2/15/17	360		367,200
Blount, Inc., Sr. Sub. Notes	B2	8.875	8/01/12	425		431,374
Columbus McKinnon Corp., Sr. Sub. Notes	B1	8.875	11/01/13	300		314,250
GrafTech Finance, Inc., Gtd. Notes	Ba3	10.25	2/15/12	196		203,840
Hertz Corp., Gtd. Notes	B1	8.875	1/01/14	820		815,899
JohnsonDiversey Holdings, Inc., Discount Notes	Caa1	10.67	5/15/13	310		310,000
JohnsonDiversey, Inc., Gtd. Notes, Ser. B	B3	9.625	5/15/12	75		76,500
Mobile Mini, Inc., Sr. Notes	B1	6.875	5/01/15	295		255,175
RBS Global, Inc. & Rexnord Corp., Gtd. Notes	B3	9.50	8/01/14	345		345,863
Rental Service Corp., Bonds	Caa1	9.50	12/01/14	270		236,250
Sensata Technologies, Bank Loan	Ba3	4.663	4/27/13	748	(f)	687,936
SPX Corp., Sr. Notes, 144A	Ba2	7.625	12/15/14	225		234,000
Stena AB (Sweden),
Sr. Notes	Ba3	7.00	12/01/16	100	(c)	96,500
Sr. Notes	Ba3	7.50	11/01/13	275	(c)	275,000
Terex Corp.,
Gtd. Notes	Ba2	7.375	1/15/14	275		277,750
Sr. Sub. Notes	Ba3	8.00	11/15/17	100		102,250

United Rentals North America, Inc.,
Sr. Sub. Notes	B3	7.75	11/15/13	400		343,000
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875	5/01/14	350		350,000

						7,394,826

Chemicals 5.2%
Hercules, Inc., Gtd. Notes	Ba1	6.75	10/15/29	175		167,125
Huntsman LLC, Gtd. Notes	Ba1	11.625	10/15/10	1,011		1,074,188
Koppers, Inc., Gtd. Notes	Ba3	9.875	10/15/13	805		853,300
Momentive Performance Materials, Inc,
Gtd. Notes	B3	9.75	12/01/14	200		185,500
Mosaic Co. (The), 144A
Sr. Notes	Ba1	7.375	12/01/14	125		131,875
Sr. Notes	Ba1	7.875	12/01/16	125		135,625
Nalco Co., Sr. Notes	B1	7.75	11/15/11	575		586,500

						3,134,113

Consumer 2.2%
Mac-Gray Corp., Sr. Notes	B3	7.625	8/15/15	150		146,250
Realogy Corp.,
Gtd. Notes, PIK	Caa1	11.00	4/15/14	550		357,500
Gtd. Notes	Caa2	12.375	4/15/15	400		218,000
Service Corp. International,
Sr. Notes	B1	6.75	4/01/16	100		95,250
Sr. Notes	B1	7.375	10/01/14	350		351,750
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25	2/15/13	200		189,500

						1,358,250

Electric 9.5%
AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75	5/15/13	57		59,209
Sr. Notes	B1	9.375	9/15/10	700		741,999
Sr. Notes	B1	9.50	6/01/09	75		77,438
AES Eastern Energy LP,
Pass-Through Cert., Ser. 1999-A	Ba1	9.00	1/02/17	190		201,422
CMS Energy Corp., Sr. Notes	Ba1	8.50	4/15/11	200		211,325
Dynegy Holdings, Inc.,
Sr. Notes	B2	6.875	4/01/11	150		147,375
Sr. Unsec’d. Notes	B2	7.50	6/01/15	175		165,375
Sr. Unsec’d. Notes	B2	8.375	5/01/16	255		256,275
Dynegy Roseton/Danskammer,
Pass-Through Trust, Series B	Ba3	7.67	11/08/16	175		175,875
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.75	6/15/16	225		230,625
Energy Future Holdings Corp.,
Gtd. Notes, PIK, 144A	B3	11.25	11/01/17	200		205,000
Midwest Generation LLC,
Pass-Thru Certs., Ser. A	Baa3	8.30	7/02/09	103		104,639
Mirant Americas Generation LLC,
Sr. Unsec’d. Notes	B3	8.30	5/01/11	100		103,750
Mirant Corp., 144A	NR	7.40	7/15/49	75	(a)(f)	75
NRG Energy, Inc.,
Gtd. Notes	B1	7.25	2/01/14	200		196,000
Gtd. Notes	B1	7.375	2/01/16	305		297,375
Orion Power Holdings, Inc., Sr. Notes	Ba3	12.00	5/01/10	370		406,075
Reliant Energy, Inc., Sr. Notes	B1	7.875	6/15/17	175		175,875

Sierra Pacific Resources, Inc., Sr. Notes	Ba3	8.625	3/15/14	199		208,174
Tenaska Alabama Partners LP, Sec’d Notes, 144A	Ba2	7.00	6/30/21	137		127,260
Texas Competitive Electric Holdings Co. LLC,
Bank Loan	Ba3	6.262	10/10/14	748	(f)	703,045
Bank Loan	Ba3	6.301	10/10/14	225	(f)	210,938
Gtd. Notes, Ser. A, 144A	B3	10.25	11/01/15	250		255,312
Gtd. Notes, Ser. B, 144A	B3	10.25	11/01/15	475		485,094

						5,745,530

Energy—Other 7.4%
Compagnie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.50	5/15/15	110	(c)	111,375
Forest Oil Corp.,
Sr. Notes	B1	8.00	6/15/08	100		100,031
Sr. Notes	B1	8.00	12/15/11	170		177,862
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	275		291,500
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/01/14	75		72,750
Sr. Sub. Notes	Ba3	6.625	4/15/16	400		381,000
Sr. Sub. Notes	Ba3	7.125	5/15/18	150		147,938
Parker Drilling Co., Sr. Notes	B2	9.625	10/01/13	270		284,850
PetroHawk Energy Corp.,
Gtd. Notes	B3	9.125	7/15/13	250		260,000
Sr. Notes, 144A	B3	7.875	6/01/15	200		199,750
Petroplus Finance Ltd. (Bermuda), 144A
Gtd. Notes	B1	6.75	5/01/14	400	(c)	366,999
Gtd. Notes	B1	7.00	5/01/17	225	(c)	203,063
Pioneer Natural Resource Co.,
Sr. Notes	Ba1	5.875	7/15/16	50		45,986
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	315		302,499
Sr. Unsec’d. Notes	Ba1	6.875	5/01/18	150		145,064
Plains Exploration & Production Co.,
Gtd. Notes	B1	7.00	3/15/17	460		442,749
Gtd. Notes	B1	7.625	6/01/18	100		100,500
Gtd. Notes	B1	7.75	6/15/15	50		50,375
Sandridge Energy, Inc., Sr. Notes, 144A	B3	8.00	6/01/18	250		253,125
Swift Energy Co., Gtd. Notes	B1	7.125	6/01/17	225		213,188
Tesoro Corp.,
Gtd. Notes	Ba1	6.25	11/01/12	90		84,938
Gtd. Notes	Ba1	6.625	11/01/15	50		45,938
Sr. Gtd. Notes	Ba1	6.50	6/01/17	175		156,406

						4,437,886

Foods 2.9%
Ahold Finance USA, Inc.,
Gtd. Notes	Baa3	6.875	5/01/29	75		76,484
Notes	Baa3	8.25	7/15/10	75		79,810
Alberton’s, Inc., Debentures	B1	8.70	5/01/30	70		74,438
Aramark Corp.,
Gtd. Notes	B3	6.373	2/01/15	200	(h)	192,000
Gtd. Notes	B3	8.50	2/01/15	250		255,938
Carrols Corp., Gtd. Notes	B3	9.00	1/15/13	175		161,000
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	100		102,500
Dole Food Co., Inc., Gtd. Notes	Caa1	7.25	6/15/10	150		139,125

National Beef Packing Co. LLC, Sr. Notes	Caa1	10.50	8/01/11	150		139,500
Smithfield Foods, Inc., Sr. Notes	Ba3	7.00	8/01/11	200		196,000
Stater Brothers Holdings,
Sr. Notes	B2	7.75	4/15/15	225		226,125
Sr. Notes	B2	8.125	6/15/12	100		102,000

						1,744,920

Gaming 7.7%
Caesars Entertainment, Inc., Sr. Sub. Notes	Caa1	8.125	5/15/11	135		114,750
CCM Merger, Inc., Notes, 144A	Caa1	8.00	8/01/13	550		467,499
Downstream Development Authority of The Quapaw Tribe of Oklahoma,
Sec’d. Notes, 144A	B3	12.00	10/15/15	100		79,000
Fountainebleau Las Vegas Holdings LLC,
Mortgage Backed, 144A	Caa1	10.25	6/15/15	275		200,063
Harrah’s Operating Co. Inc.,
Gtd. Notes	Caa1	5.50	7/01/10	150		136,313
Gtd. Notes	Caa1	5.625	6/01/15	175		101,500
Gtd. Notes, 144A	B3	10.75	2/01/16	700		607,249
Notes	Caa1	6.50	6/01/16	25		14,938
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/01/08	250		252,500
Sr. Sub. Notes	B1	9.375	2/15/10	100		102,750
MGM Mirage, Inc.,
Gtd. Notes	Ba2	6.00	10/01/09	250		248,438
Gtd. Notes	Ba2	6.875	4/01/16	225		192,938
Gtd. Notes	Ba2	7.50	6/01/16	200		177,750
Gtd. Notes	Ba2	7.625	1/15/17	525		462,000
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba3	8.00	4/01/12	175		162,750
Sr. Sub. Notes	Ba3	8.375	7/01/11	850		845,749
Sr. Unsec’d. Notes	Ba1	6.125	2/15/13	25		22,938
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A	B3	9.375	6/15/15	150		130,875
Station Casinos, Inc.,
Sr. Notes	B2	6.00	4/01/12	100		84,000
Sr. Sub. Notes	Caa1	6.50	2/01/14	275		173,250
Sr. Sub. Notes	Caa1	6.625	3/15/18	75		43,875
Sr. Sub. Notes	Caa1	6.875	3/01/16	65		39,569

						4,660,694

Health Care & Pharmaceutical 15.6%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/01/13	575		524,688
Alliance Imaging, Inc.,
Sr. Sub. Notes	B3	7.25	12/15/12	200		195,000
Sr. Sub. Notes, Ser. B	B3	7.25	12/15/12	85		82,875
Catalent Pharma Solutions, Inc., Gtd. Notes	Caa1	9.50	4/15/15	225		204,188
Columbia/HCA Healthcare Corp., M.T.N.	Caa1	8.70	2/10/10	500		510,392
Community Health Systems, Inc., Sr. Notes	B3	8.875	7/15/15	750		773,437
Elan Finance PLC (Ireland),
Gtd. Notes	B3	6.676	11/15/11	103	(c)(h)	96,820
Gtd. Notes	B3	7.75	11/15/11	275	(c)	268,813
HCA, Inc.,
Bank Loan	Ba3	4.696	11/17/12	742	(f)	692,986
Debentures	Caa1	7.50	11/15/95	100		72,410

Sr. Sec’d. Notes	B2	9.125	11/15/14	1,125		1,175,624
LVB Acquisition Merger Sub, Inc.,
Gtd. Notes	B3	10.00	10/15/17	130		139,425
Gtd. Notes, 144A	Caa1	11.625	10/15/17	590		625,400
Omega Healthcare Investors, Inc.,
Gtd. Notes	Ba3	7.00	4/01/14	300		291,000
Gtd. Notes	Ba3	7.00	1/15/16	170		163,200
Omnicare, Inc., Sr. Sub. Notes	B1	6.125	6/01/13	125		115,000
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	300		280,500
Royalty Pharma Financial Trust, Bank Loan	Baa3	7.75	5/15/15	400	(f)	390,500
Select Medical Corp., Gtd. Notes	B3	7.625	2/01/15	45		40,050
Senior Housing Properties Trust, Sr. Notes	Ba1	8.625	1/15/12	618		639,629
Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00	1/15/14	303		321,938
Sun Healthcare Group, Inc., Sr. Sub. Notes	B3	9.125	4/15/15	300		303,000
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $191,884; purchased 6/21/07-1/4/08)	Caa1	10.00	7/15/17	200	(g)	144,000
Vanguard Health Holdings Co. II LLC,
Sr. Sub. Notes	Caa1	9.00	10/01/14	375		385,313
Ventas Realty LP,
Gtd. Notes	Ba1	8.75	5/01/09	300		307,500
Sr. Notes	Ba1	9.00	5/01/12	175		185,500
Viant Holdings, Inc., Gtd. Notes, 144A	Caa1	10.125	7/15/17	555		466,200

						9,395,388

Lodging 1.6%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50	6/01/11	225		228,938
Host Marriott LP,
Sr. Notes	Ba1	7.125	11/01/13	525		519,750
Sr. Notes, Ser. M	Ba1	7.00	8/15/12	200		199,750

						948,438

Media & Entertainment 8.1%
AMC Entertainment, Inc.,
Gtd. Notes	B2	11.00	2/01/16	50		50,750
Sr. Sub. Notes	B2	8.00	3/01/14	100		90,500
Cinemark, Inc., Sr. Disc. Notes	B3	9.23	3/15/14	90		85,500
Clear Channel Communications, Inc.,
Debentures	Baa3	6.875	6/15/18	25		15,750
Sr. Notes	Baa3	5.50	9/15/14	150		98,250
Sr. Notes	Baa3	5.75	1/15/13	250		182,500
CMP Susquehanna Corp., Gtd. Notes	Caa1	9.875	5/15/14	50		35,250
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B1	9.875	8/15/13	415		399,955
Dex Media, Inc., Notes	B2	8.00	11/15/13	165		131,175
DirecTV Holdings LLC,
Gtd. Notes	Ba3	6.375	6/15/15	25		23,719
Sr. Notes	Ba3	8.375	3/15/13	275		283,938
Echostar DBS Corp.,
Gtd. Notes	Ba3	6.625	10/01/14	75		70,688
Gtd. Notes	Ba3	7.00	10/01/13	75		72,563
Gtd. Notes	Ba3	7.125	2/01/16	375		358,125
Sr. Gtd. Notes	Ba3	6.375	10/01/11	75		74,063
Sr. Notes, 144A	Ba3	7.75	5/31/15	175		174,125
Idearc, Inc.,
Bank Loan	Ba3	4.687	11/17/14	748	(f)	621,488
Gtd. Notes	B3	8.00	11/15/16	350		250,250

LIN Television Corp., Gtd. Notes	B1	6.50	5/15/13	300		284,625
Medianews Group, Inc., Sr. Sub. Notes	Caa2	6.875	10/01/13	125		60,000
Morris Publishing Group LLC, Gtd. Notes	Caa1	7.00	8/01/13	65		41,438
Radio One, Inc., Gtd. Notes, Ser. B	B3	8.875	7/01/11	200		168,250
Rainbow National Services LLC, 144A
Sr. Notes	B1	8.75	9/01/12	125		128,125
Sr. Sub. Debentures	B2	10.375	9/01/14	20		21,400
RH Donnelley Corp.,
Sr. Notes, 144A	B3	8.875	10/15/17	150		100,500
Sr. Notes, Ser. A-3	B3	8.875	1/15/16	225		154,125
Sun Media Corp. (Canada), Gtd. Notes	Ba2	7.625	2/15/13	400	(c)	388,000
Universal City Florida Holdings Co., Sr. Notes	B3	7.623	5/01/10	250	(h)	245,625
Univision Communications, Inc.,
Sr. Notes, PIK, 144A	B3	9.75	3/15/15	400		302,000

						4,912,677

Metal 8.4%
AK Steel Corp., Gtd. Notes	B1	7.75	6/15/12	400		407,000
Aleris International, Inc., Sr. Notes, PIK	B3	9.00	12/15/14	150		122,625
Century Aluminum Co., Gtd. Notes	B1	7.50	8/15/14	155		154,225
FMG Finance Pty Ltd. (Australia), 144A
Sec’d. Notes	B1	10.00	9/01/13	140	(c)	154,700
Sec’d. Notes	B1	10.625	9/01/16	475	(c)	551,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes	Ba2	5.883	4/01/15	300	(h)	299,970
Sr. Unsec’d. Notes	Ba2	8.375	4/01/17	540		580,500
Gerdau AmeriSteel Corp. (Canada), Sr. Notes	Ba1	10.375	7/15/11	1,000	(c)	1,047,500
Ispat Inland ULC (Canada), Sec’d. Notes	Baa2	9.75	4/01/14	940	(c)	1,005,020
Metals USA, Inc., Sec’d. Notes	B3	11.125	12/01/15	297		310,365
Novelis, Inc. (Canada), Gtd. Notes	B3	7.25	2/15/15	115	(c)	108,100
Russel Metals, Inc. (Canada), Sr. Notes	Ba2	6.375	3/01/14	150	(c)	141,000
Ryerson, Inc., Sec’d. Notes, 144A
(original cost $250,000; purchased 10/3/07)	B2	12.00	11/01/15	170	(g)	164,900

						5,046,905

Non-Captive Finance 1.8%
General Motors Acceptance Corp.,
Notes	B2	6.75	12/01/14	85		65,809
Notes	B2	6.875	8/28/12	830		668,556
GMAC LLC, Unsub. Notes	B2	6.625	5/15/12	75		60,462
Residential Capital LLC,
Gtd. Notes	Ca	8.375	6/30/10	380		203,300
Gtd. Notes	Ca	8.50	6/01/12	200		100,000

						1,098,127

Packaging 4.6%
Ball Corp., Gtd. Notes	Ba1	6.625	3/15/18	525		523,688
Berry Plastics Holding Corp.,
Sec’d. Notes	Caa1	6.675	9/15/14	225	(h)	190,125
Sec’d. Notes	Caa1	8.875	9/15/14	175		160,125
BWAY Corp., Gtd. Notes	B3	10.00	10/15/10	150		151,125
Crown Americas LLC,
Gtd. Notes	B1	7.625	11/15/13	300		309,000
Gtd. Notes	B1	7.75	11/15/15	250		262,500

Exopack Holding Corp., Gtd. Notes	B3	11.25	2/01/14	150		142,500
Graham Packaging Co., Inc.,
Gtd. Notes	Caa1	8.50	10/15/12	100		97,000
Sub. Notes	Caa1	9.875	10/15/14	75		69,750
Greif, Inc., Sr. Notes	Ba2	6.75	2/01/17	415		412,925
Owens Brockway Glass Container, Inc.,
Gtd. Notes	BA3	8.25	5/15/13	300		310,500
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	175		168,000

						2,797,238

Paper 3.7%
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25	2/15/13	275	(c)	242,000
Catalyst Paper Corp., (Canada),
Gtd. Notes, Ser. D	B2	8.625	6/15/11	100	(c)	86,500
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	75		70,500
Domtar Corp., Notes	B+(d)	7.875	10/15/11	100		102,625
Georgia-Pacific LLC, Bank Loan	Ba2	4.684	12/20/12	747	(f)	706,675
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $275,000; purchased 12/13/06)	Ba3	7.125	1/15/17	275	(g)	271,563
Graphic Packaging International Corp., Sr. Notes	B3	8.50	8/15/11	275		277,750
NewPage Corp.,
Sr. Sec’d. Notes	B2	10.00	5/01/12	100		106,500
Sr. Sec’d. Notes, 144A	B2	10.00	5/01/12	110		117,150
Norampac, Inc. (Canada), Sr. Notes	Ba3	6.75	6/01/13	60	(c)	51,000
Verso Paper Holdings LLC, Gtd. Notes, Ser. B	B3	11.375	8/01/16	200		202,500

						2,234,763

Pipelines & Other 4.0%
AmeriGas Partners LP, Sr. Notes	B1	7.125	5/20/16	175		169,750
Capano Energy LLC, Sr. Notes, 144A	B1	7.75	6/01/18	225		223,594
El Paso Corp., Sr. Notes, M.T.N.	Ba3	7.75	1/15/32	390		392,184
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	5/01/14	50		47,750
Inergy LP,
Gtd. Notes	B1	8.25	3/01/16	50		50,875
Sr. Notes	B1	6.875	12/15/14	100		96,500
MarkWest Energy Partners LP, Sr. Notes, 144A	B2	8.75	4/15/18	170		178,075
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/01/13	400		385,000
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.125	3/15/12	475		515,374
Williams Partners LP, Gtd. Notes	Ba2	7.25	2/01/17	375		383,438

						2,442,540

Retailers 2.2%
GSC Holdings Corp., Gtd. Notes	Ba1	8.00	10/01/12	165		174,075
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B2	9.00	10/15/15	380		388,550
Pantry, Inc. (The), Sr. Sub. Notes	B3	7.75	2/15/14	165		127,050
Rite Aid Corp., Sec’d. Notes	B3	8.125	5/01/10	345		344,138
Saks, Inc., Gtd. Notes	B2	9.875	10/01/11	58		60,610
Susser Holdings LLC,
Gtd. Notes	B3	10.625	12/15/13	134		138,020
Sr. Notes, 144A	B3	10.625	12/15/13	70		72,100

						1,304,543

Technology 12.2%
Affiliated Computer Services, Inc.	Ba2	4.70	6/01/10	1,100		1,050,499
Avago Technologies Finance Wireless (Singapore),
Gtd. Notes	B2	10.125	12/01/13	205	(c)	220,375
Gtd. Notes	Caa1	11.875	12/01/15	125	(c)	135,000
First Data Corp., Gtd. Notes, 144A	B3	9.875	9/24/15	350		316,750
Flextronics Intl., Bank Loan	Ba1	4.9475	10/01/12	997	(f)	932,656
Freescale Semiconductor, Inc.,
Sr. Unsec’d. Notes, PIK	B2	9.125	12/15/14	655		561,663
Iron Mountain, Inc.,
Gtd. Notes	B2	7.75	1/15/15	250		255,000
Gtd. Notes	B2	8.625	4/01/13	175		177,625
Macrovision Solutions Corp., Bank Loan	Ba2	7.25	5/02/13	1,000	(f)	994,999
Nortel Networks Ltd. (Canada),
Gtd. Notes	B3	4.25	9/01/08	68	(c)	67,745
Gtd. Notes	B3	10.125	7/15/13	200	(c)	196,000
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes	B3	9.50	10/15/15	300	(c)	283,125
Sec’d. Notes	Ba3	7.875	10/15/14	100	(c)	97,000
Open Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.75	2/01/15	200		165,000
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375	10/01/11	674	(c)	663,890
Sensata Technologies BV (Netherlands),
Gtd. Notes	B3	8.00	5/01/14	200	(c)	189,500
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	450		420,750
STATS ChipPAC Ltd. (Singapore),
Gtd. Notes	Ba1	6.75	11/15/11	250	(c)	250,938
Sr. Notes	Ba1	7.50	7/19/10	150	(c)	153,188
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125	8/15/13	200		206,000

						7,337,703

Telecommunications 11.0%
Alltel Communications, Inc., Bank Loan	Ba3	5.55	5/15/15	499	(f)	462,310
American Tower Corp., Sr. Unsecd. Notes	Ba1	7.125	10/15/12	750		761,250
Centennial Communications Corp., Gtd. Notes	B2	10.125	6/15/13	175		182,000
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	205		214,994
Sr. Notes	Ba2	6.25	1/15/13	150		141,000
Sr. Notes	Ba2	9.00	8/15/31	150		138,750
Fairpoint Communications, Inc., Sr. Notes, 144A	B3	13.125	4/01/18	250		256,250
Hawaiian Telcom Communications, Inc.,
Gtd. Notes, Ser. B	Caa3	12.50	5/01/15	225		56,813
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25	3/15/13	425		442,000
Nordic Telephone Co. Holdings (Denmark),
Sr. Notes, 144A	B2	8.875	5/01/16	265	(c)	261,025
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00	8/03/09	1,000		998,750
Qwest Communications International, Inc.,
Gtd. Notes, Ser. B	Ba3	7.50	2/15/14	205		200,900
Qwest Corp., Sr. Notes	Ba1	7.50	10/01/14	275		273,625
Rural Cellular Corp., Sr. Notes	B3	9.875	2/01/10	135		138,375
Sprint Capital Corp., Gtd. Notes	Baa3	6.125	11/15/08	1,000		1,017,264
Time Warner Telecom Holdings, Inc.,
Gtd. Notes	B3	9.25	2/15/14	100		103,500
Triton PCS, Inc., Gtd. Notes	NR	8.50	6/01/13	350		364,875
Windstream Corp.,
Sr. Notes	Ba3	7.00	3/15/19	300		284,250

Sr. Notes	Ba3	8.625		8/01/16	300		310,125

							6,608,056

Total corporate bonds (cost $84,892,225)							82,351,193

SOVEREIGN BONDS 1.0%
Republic of Colombia, Notes	Ba2	10.00		1/23/12	200	(c)	236,000
Republic of Philippines, Bonds	B1	9.375		1/18/17	300	(c)	372,000

Total sovereign bonds (cost $533,676)							608,000

					Shares
COMMON STOCK
Electric
Mirant Corp. (cost $1,623)					92		3,737

					Units
WARRANTS(b)
Sterling Chemical Holdings, Inc., Expiring 8/15/08					140	(f)	0
Viasystems Group, Inc., Expiring 1/10/31					10,871	(f)	1
XM Satellite Radio, Inc., 144A Expiring 3/15/10					150	(f)	0

Total warrants (cost $219,817)							1

Total long-term investments (cost $85,647,341)							82,962,931

					Principal Amount (000)
SHORT-TERM INVESTMENT 3.9%
U.S. Government Agency Security
Federal Home Loan Bank, Discount Note (cost $2,349,869)	Aaa	2.00	(i)	6/02/08	$2,350		2,349,739

Total Investments(e) 141.3% (cost $87,997,210)(j)							85,312,670
Liabilities in excess of other assets (41.3%)							(24,938,100)

Net Assets 100.0%							$60,374,570

† The ratings reflected are as of May 31, 2008. Ratings of certain bonds may have changed subsequent to that date.

M.T.N.—Medium Term Note

NR—Not rated by Moody’s or Standard & Poor’s

PIK—Payment in Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institution buyers. Unless other wise noted, 144A securities are deemed to be liquid.

(a)	Represents issuer in default on interest payment; non-income producing security.
(b)	Non-income producing security.
(c)	US$ denominated foreign securities.
(d)	Standard & Poor’s Rating.
(e)	As of May 31, 2008, two securities representing $76 and 0.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $716,884. The aggregate value of $580,463 is approximately 1.0% of net assets.
(h)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at May 31, 2008.
(i)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at the time of purchase.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$88,481,691	$1,147,072	$(4,316,093)	$(3,169,021)

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization and accreting market discount for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    July 24, 2008

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    July 24, 2008

*	Print the name and title of each signing officer under his or her signature.